Other provisions	12 Months Ended
Dec. 31, 2017
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Other provisions

29. Other provisions

	Legal	Major	Employee
	and other	restructuring	related	Other
	disputes	programmes	provisions	provisions	Total
	£m	£m	£m	£m	£m
At 1 January 2017	344	554	306	296	1,500
Exchange adjustments	(29)	(16)	(8)	(6)	(59)
Charge for the year	173	259	50	69	551
Reversed unused	(7)	(43)	(3)	(36)	(89)
Unwinding of discount	2	4	—	10	16
Utilised	(288)	(233)	(41)	(67)	(629)
Reclassifications and other movements	(9)	(3)	—	5	(7)
Transfer to Pension obligations	—	(18)	—	—	(18)

At 31 December 2017	186	504	304	271	1,265

To be settled within one year	138	292	90	109	629
To be settled after one year	48	212	214	162	636

At 31 December 2017	186	504	304	271	1,265

Legal and other disputes

The Group is involved in a substantial number of legal and other disputes, including notification of possible claims, as set out in Note 45 ‘Legal proceedings’. Provisions for legal and other disputes include amounts relating to product liability, anti-trust, government investigations, contract terminations, self insurance and environmental clean-up.

The charge for the year of £166 million (net of reversals and estimated insurance recoveries) primarily related to provisions for product liability cases regarding Paxil and other products, commercial disputes and various other government investigations.

The discount on the provisions increased by £2 million in 2017 (2016 – increased by £1 million). The discount was calculated using risk-adjusted projected cash flows and risk-free rates of return.

In respect of product liability claims related to certain products, there is sufficient history of claims made and settlements to enable management to make a reliable estimate of the provision required to cover unasserted claims. The ultimate liability for such matters may vary from the amounts provided and is dependent upon the outcome of litigation proceedings, investigations and possible settlement negotiations.

It is in the nature of the Group’s business that a number of these matters may be the subject of negotiation and litigation over many years. Litigation proceedings, including the various appeal procedures, often take many years to reach resolution, and out-of-court settlement discussions can also often be protracted.

The Group is in potential settlement discussions in a number of the disputes for which amounts have been provided and, based on its current assessment of the progress of these disputes, estimates that £138 million of the amount provided at 31 December 2017 will be settled within one year. At 31 December 2017, it was expected that £nil million (2016 – £nil) of the provision made for legal and other disputes will be reimbursed by third party insurers. For a discussion of legal issues, see Note 45, ‘Legal proceedings’.

Major restructuring programmes

In 2013, the Group initiated the Major Change restructuring programme focused on opportunities to simplify supply chain processes, build the Group’s capabilities in manufacturing and R&D and restructure the European Pharmaceuticals business.

The Pharmaceuticals restructuring programme, announced in October 2014, has been focused on rescaling commercial operations, global support functions and certain R&D/manufacturing operations across Pharmaceuticals. In addition, an integration restructuring programme was initiated in 2015, following the completion of the Novartis transaction, and the CEO Strategic Initiatives Programme was announced in July 2017. All of these restructuring and integration programmes are now reported together as one combined major restructuring programme.

Provisions for staff severance payments are made when management has made a formal decision to eliminate certain positions and this has been communicated to the groups of employees affected and appropriate consultation procedures completed, where appropriate. No provision is made for staff severance payments that are made immediately.

Pension augmentations arising from staff redundancies of £18 million (2016 – £23 million) have been charged during the year and then transferred to the pension obligations provision as shown in Note 28, ‘Pensions and other post-employment benefits’. Asset write-downs have been recognised as impairments of property, plant and equipment in Note 17, ‘Property, plant and equipment’. The majority of the amounts provided are expected to be utilised in the next two years.

Employee related provisions

Employee related provisions include obligations for certain medical benefits to disabled employees and their spouses in the US. At 31 December 2017, the provision for these benefits amounted to £108 million (2016 – £135 million). Other employee benefits reflect a variety of provisions for severance costs, jubilee awards and other long-service benefits.

Other provisions

Included in other provisions are insurance provisions of £6 million (2016 – £40 million), onerous property lease provisions of £38 million (2016 – £39 million) and a number of other provisions including vehicle insurance and regulatory matters.